Oppenheimer Champion Income Fund
Investment Objective. The Fund's primary objective is to seek a high level of current income by investing mainly in a diversified portfolio of high-yield, lower-grade, fixed-income securities that the Fund's investment manager, OppenheimerFunds, Inc., believes does not involve undue risk. The Fund's secondary objective is to seek capital growth when that is consistent with its primary objective.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least  $50,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 13 of the prospectus and in the sections "How to Buy Shares" beginning on page 52 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Oppenheimer Champion Income Fund	Class A	Class B	Class C	Class N	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	4.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	5.00%	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Oppenheimer Champion Income Fund		Class A	Class B	Class C	Class N	Class Y
Management Fees		0.66%	0.66%	0.66%	0.66%	0.66%
Disribution and/or Service (12b-1) Fees		0.24%	1.00%	1.00%	0.50%	none
Other Expenses		0.82%	1.79%	0.81%	1.12%	0.25%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.73%	3.46%	2.48%	2.29%	0.92%
Fee Waiver and Expense Reimbursement	[1]	(0.21%)	(1.10%)	(0.21%)	(0.53%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.52%	2.36%	2.27%	1.76%	0.91%
[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per class. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund. These expense limitations may be amended or withdrawn after one year from the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example Oppenheimer Champion Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	623	979	1,358	2,419
Class B	742	1,276	1,932	2,944
Class C	333	762	1,317	2,834
Class N	280	672	1,190	2,613
Class Y	93	294	511	1,135

If shares are not redeemed
Expense Example, No Redemption Oppenheimer Champion Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	623	979	1,358	2,419
Class B	242	976	1,732	2,944
Class C	233	762	1,317	2,834
Class N	180	672	1,190	2,613
Class Y	93	294	511	1,135

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 144% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests in a variety of high-yield debt securities and related instruments. Those investments primarily include lower-grade corporate bonds. To a lesser extent, the Fund's investments include foreign corporate and government bonds, as well as swaps, including single name and index-linked credit default swaps.
Under normal market conditions, the Fund invests at least 60% of its total assets in high-yield, lower-grade, fixed-income securities, also referred to as "junk" bonds. The remainder of the Fund's assets may be invested in other debt securities, common stocks (and other equity securities), cash or cash equivalents, when the Manager believes these investments are consistent with the Fund's objectives. The Fund has no requirements as to the range of maturities of the debt securities it can buy or as to the market capitalization of the issuers of those securities.
The Fund's debt securities may be rated by nationally recognized statistical rating organizations such as Moody's Investors Service or Standard & Poor's or may be unrated. Lower-grade debt securities are those rated below "BBB" by Standard & Poor's or below "Baa" by Moody's Investors Service, or that have comparable ratings from other nationally-recognized rating organizations. Additionally, the portfolio managers may internally assign ratings to certain of the Fund's unrated securities, after assessing their credit quality, in categories equivalent to those of nationally recognized statistical rating organizations.
The Fund may invest in securities of U.S. or foreign issuers. When it does so, the Fund will tend to focus on securities of foreign issuers in developing markets. The Fund also uses certain types of derivative investments to try to enhance income or to try to manage ("hedge") investment risks, including: options, futures contracts, swaps, "structured" notes, and certain mortgage-related securities.
In selecting securities, the portfolio manager seeks to build a broadly diversified portfolio to try to moderate the special risks of investing in high-yield debt instruments. The portfolio manager currently uses a "bottom up" approach, focusing on the performance of individual securities while considering industry trends. He evaluates an issuer's liquidity, financial strength and earnings power. The Fund's portfolio manager also analyzes the overall investment opportunities and risks in different market sectors, industries and countries. The portfolio manager currently focuses on the following factors, which may vary in particular cases and may change over time:
  Issuers with earnings growth rates that are faster than the growth rate of the overall economy,
  Issuers with improvements in relative cash flows and liquidity to help them meet their obligations,
  Corporate sectors that in the portfolio manager's view are undervalued in the marketplace,
  Changes in the business cycle that might affect corporate profits, and
  Securities or sectors that will help the overall diversification of the portfolio.
The Fund may sell securities that the portfolio manager believes no longer meet the above criteria.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or from poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Main Risks of Debt Securities. Debt securities may be subject to credit risk, interest rate risk, prepayment risk and extension risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. When interest rates fall, debt securities may be repaid more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund's holdings may fall sharply. This is referred to as "extension risk." Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates.
Special Risks of Lower-Grade Securities. Lower-grade securities, whether rated or unrated, may be subject to wider market fluctuation, greater credit risk and greater risk of loss of income and principal than investment-grade securities. The market for lower-grade securities may be less liquid and therefore they may be harder to sell at an acceptable price, especially during times of market volatility or decline.
Because the Fund can invest without limit in lower-grade securities, the Fund's credit risks are greater than those of funds that buy only investment-grade securities.
Fixed-Income Market Risks . Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns can cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets. A lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.
Time-Zone Arbitrage. The Fund may invest in securities of foreign issuers that are traded in U.S. or foreign markets. If the Fund invests a significant amount of its assets in foreign markets, it may be exposed to "time-zone arbitrage" attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. The Fund's use of "fair value pricing" to adjust certain market prices of foreign securities may help deter those activities.
Special Risks of Developing and Emerging Markets. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of developing and emerging market countries may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and less developed legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.
Main Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The Fund may also lose money on a derivative investment if the issuer fails to pay the amount due. Certain derivative investments may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and can increase portfolio turnover. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful.
Who Is the Fund Designed For? The Fund is designed primarily for investors seeking high current income from a fund that invests mainly in lower-grade U.S. and foreign debt securities. Those investors should be willing to assume the greater risks of short-term share price fluctuations and the special credit risks that are typical for a fund that invests mainly in lower-grade fixed-income securities. The Fund is not designed for investors needing an assured level of current income. The Fund is intended to be a long-term investment, not a short-term trading vehicle. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website:
https://www.oppenheimerfunds.com/fund/investors/overview/ChampionIncomeFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 16.82% (2nd Qtr 09) and the lowest return was -71.33% (4th Qtr 08). For the period January 1, 2010 to December 31, 2010, the cumulative return before taxes for Class A shares was 13.80%.

Average Annual Total Returns for the periods ended December 31, 2010
The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns Oppenheimer Champion Income Fund	Inception Date	1 Year	5 Years		10 Years
Class A	Nov 16, 1987	8.40%	(21.12%)		(8.26%)
Class A After Taxes on Distributions		5.35%	(23.45%)		(10.96%)
Class A After Taxes on Distributions and Sales		5.32%	(16.85%)		(7.01%)
Class B	Oct 2, 1995	7.90%	(21.19%)		(8.22%)
Class C	Dec 1, 1993	12.01%	(21.02%)		(8.54%)
Class N	Mar 1, 2001	12.55%	(20.63%)		(8.95%)
Class Y	Sep 1, 2006	14.57%	(23.48%)
Merrill Lynch High Yield Master Index		15.24%	8.68%		8.71%
(reflects no deduction for fees, expenses or taxes)			8.65%	[1]	8.06%	[2]
Barclays Capital U.S. Credit Bond Index		3.02%	0.40%		0.59%
(reflects no deductions for fees, expenses or taxes)			0.94%	[1]	0.35%	[2]
[1]	As of 08/31/06.
[2]	As of 02/28/01.

Oppenheimer Champion Income Fund
Investment Objective. The Fund's primary objective is to seek a high level of current income by investing mainly in a diversified portfolio of high-yield, lower-grade, fixed-income securities that the Fund's investment manager, OppenheimerFunds, Inc., believes does not involve undue risk. The Fund's secondary objective is to seek capital growth when that is consistent with its primary objective.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least  $50,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 13 of the prospectus and in the sections "How to Buy Shares" beginning on page 52 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Oppenheimer Champion Income Fund	Class A	Class B	Class C	Class N	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	4.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	5.00%	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Oppenheimer Champion Income Fund		Class A	Class B	Class C	Class N	Class Y
Management Fees		0.66%	0.66%	0.66%	0.66%	0.66%
Disribution and/or Service (12b-1) Fees		0.24%	1.00%	1.00%	0.50%	none
Other Expenses		0.82%	1.79%	0.81%	1.12%	0.25%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.73%	3.46%	2.48%	2.29%	0.92%
Fee Waiver and Expense Reimbursement	[1]	(0.21%)	(1.10%)	(0.21%)	(0.53%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.52%	2.36%	2.27%	1.76%	0.91%
[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per class. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund. These expense limitations may be amended or withdrawn after one year from the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example Oppenheimer Champion Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	623	979	1,358	2,419
Class B	742	1,276	1,932	2,944
Class C	333	762	1,317	2,834
Class N	280	672	1,190	2,613
Class Y	93	294	511	1,135

If shares are not redeemed
Expense Example, No Redemption Oppenheimer Champion Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	623	979	1,358	2,419
Class B	242	976	1,732	2,944
Class C	233	762	1,317	2,834
Class N	180	672	1,190	2,613
Class Y	93	294	511	1,135

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 144% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests in a variety of high-yield debt securities and related instruments. Those investments primarily include lower-grade corporate bonds. To a lesser extent, the Fund's investments include foreign corporate and government bonds, as well as swaps, including single name and index-linked credit default swaps.
Under normal market conditions, the Fund invests at least 60% of its total assets in high-yield, lower-grade, fixed-income securities, also referred to as "junk" bonds. The remainder of the Fund's assets may be invested in other debt securities, common stocks (and other equity securities), cash or cash equivalents, when the Manager believes these investments are consistent with the Fund's objectives. The Fund has no requirements as to the range of maturities of the debt securities it can buy or as to the market capitalization of the issuers of those securities.
The Fund's debt securities may be rated by nationally recognized statistical rating organizations such as Moody's Investors Service or Standard & Poor's or may be unrated. Lower-grade debt securities are those rated below "BBB" by Standard & Poor's or below "Baa" by Moody's Investors Service, or that have comparable ratings from other nationally-recognized rating organizations. Additionally, the portfolio managers may internally assign ratings to certain of the Fund's unrated securities, after assessing their credit quality, in categories equivalent to those of nationally recognized statistical rating organizations.
The Fund may invest in securities of U.S. or foreign issuers. When it does so, the Fund will tend to focus on securities of foreign issuers in developing markets. The Fund also uses certain types of derivative investments to try to enhance income or to try to manage ("hedge") investment risks, including: options, futures contracts, swaps, "structured" notes, and certain mortgage-related securities.
In selecting securities, the portfolio manager seeks to build a broadly diversified portfolio to try to moderate the special risks of investing in high-yield debt instruments. The portfolio manager currently uses a "bottom up" approach, focusing on the performance of individual securities while considering industry trends. He evaluates an issuer's liquidity, financial strength and earnings power. The Fund's portfolio manager also analyzes the overall investment opportunities and risks in different market sectors, industries and countries. The portfolio manager currently focuses on the following factors, which may vary in particular cases and may change over time:
  Issuers with earnings growth rates that are faster than the growth rate of the overall economy,
  Issuers with improvements in relative cash flows and liquidity to help them meet their obligations,
  Corporate sectors that in the portfolio manager's view are undervalued in the marketplace,
  Changes in the business cycle that might affect corporate profits, and
  Securities or sectors that will help the overall diversification of the portfolio.
The Fund may sell securities that the portfolio manager believes no longer meet the above criteria.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or from poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Main Risks of Debt Securities. Debt securities may be subject to credit risk, interest rate risk, prepayment risk and extension risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. When interest rates fall, debt securities may be repaid more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund's holdings may fall sharply. This is referred to as "extension risk." Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates.
Special Risks of Lower-Grade Securities. Lower-grade securities, whether rated or unrated, may be subject to wider market fluctuation, greater credit risk and greater risk of loss of income and principal than investment-grade securities. The market for lower-grade securities may be less liquid and therefore they may be harder to sell at an acceptable price, especially during times of market volatility or decline.
Because the Fund can invest without limit in lower-grade securities, the Fund's credit risks are greater than those of funds that buy only investment-grade securities.
Fixed-Income Market Risks . Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns can cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets. A lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.
Time-Zone Arbitrage. The Fund may invest in securities of foreign issuers that are traded in U.S. or foreign markets. If the Fund invests a significant amount of its assets in foreign markets, it may be exposed to "time-zone arbitrage" attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. The Fund's use of "fair value pricing" to adjust certain market prices of foreign securities may help deter those activities.
Special Risks of Developing and Emerging Markets. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of developing and emerging market countries may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and less developed legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.
Main Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The Fund may also lose money on a derivative investment if the issuer fails to pay the amount due. Certain derivative investments may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and can increase portfolio turnover. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful.
Who Is the Fund Designed For? The Fund is designed primarily for investors seeking high current income from a fund that invests mainly in lower-grade U.S. and foreign debt securities. Those investors should be willing to assume the greater risks of short-term share price fluctuations and the special credit risks that are typical for a fund that invests mainly in lower-grade fixed-income securities. The Fund is not designed for investors needing an assured level of current income. The Fund is intended to be a long-term investment, not a short-term trading vehicle. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website:
https://www.oppenheimerfunds.com/fund/investors/overview/ChampionIncomeFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 16.82% (2nd Qtr 09) and the lowest return was -71.33% (4th Qtr 08). For the period January 1, 2010 to December 31, 2010, the cumulative return before taxes for Class A shares was 13.80%.

Average Annual Total Returns for the periods ended December 31, 2010
The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns Oppenheimer Champion Income Fund	Inception Date	1 Year	5 Years		10 Years
Class A	Nov 16, 1987	8.40%	(21.12%)		(8.26%)
Class A After Taxes on Distributions		5.35%	(23.45%)		(10.96%)
Class A After Taxes on Distributions and Sales		5.32%	(16.85%)		(7.01%)
Class B	Oct 2, 1995	7.90%	(21.19%)		(8.22%)
Class C	Dec 1, 1993	12.01%	(21.02%)		(8.54%)
Class N	Mar 1, 2001	12.55%	(20.63%)		(8.95%)
Class Y	Sep 1, 2006	14.57%	(23.48%)
Merrill Lynch High Yield Master Index		15.24%	8.68%		8.71%
(reflects no deduction for fees, expenses or taxes)			8.65%	[1]	8.06%	[2]
Barclays Capital U.S. Credit Bond Index		3.02%	0.40%		0.59%
(reflects no deductions for fees, expenses or taxes)			0.94%	[1]	0.35%	[2]
[1]	As of 08/31/06.
[2]	As of 02/28/01.

Shareholder Fees (Oppenheimer Champion Income Fund)	0 Months Ended
Feb. 14, 2011
Class A
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
Class B
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	5.00%
Class C
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	1.00%
Class N
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	1.00%
Class Y
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none

Annual Fund Operating Expenses (Oppenheimer Champion Income Fund)	0 Months Ended
	Feb. 14, 2011
Class A
Operating Expenses:
Management Fees	0.66%
Disribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.82%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.73%
Fee Waiver and Expense Reimbursement	(0.21%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.52%
Class B
Operating Expenses:
Management Fees	0.66%
Disribution and/or Service (12b-1) Fees	1.00%
Other Expenses	1.79%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	3.46%
Fee Waiver and Expense Reimbursement	(1.10%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	2.36%
Class C
Operating Expenses:
Management Fees	0.66%
Disribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.81%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.48%
Fee Waiver and Expense Reimbursement	(0.21%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	2.27%
Class N
Operating Expenses:
Management Fees	0.66%
Disribution and/or Service (12b-1) Fees	0.50%
Other Expenses	1.12%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.29%
Fee Waiver and Expense Reimbursement	(0.53%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.76%
Class Y
Operating Expenses:
Management Fees	0.66%
Disribution and/or Service (12b-1) Fees	none
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.92%
Fee Waiver and Expense Reimbursement	(0.01%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.91%

[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per class. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund. These expense limitations may be amended or withdrawn after one year from the date of this prospectus.

Average Annual Total Returns (Oppenheimer Champion Income Fund)	0 Months Ended
	Feb. 14, 2011
Class A
Average Annual Return:
1 Year	8.40%
5 Years	(21.12%)
10 Years	(8.26%)
Inception Date	Nov 16, 1987
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	5.35%
5 Years	(23.45%)
10 Years	(10.96%)
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.32%
5 Years	(16.85%)
10 Years	(7.01%)
Class B
Average Annual Return:
1 Year	7.90%
5 Years	(21.19%)
10 Years	(8.22%)
Inception Date	Oct 2, 1995
Class C
Average Annual Return:
1 Year	12.01%
5 Years	(21.02%)
10 Years	(8.54%)
Inception Date	Dec 1, 1993
Class N
Average Annual Return:
1 Year	12.55%
5 Years	(20.63%)
10 Years	(8.95%)
Inception Date	Mar 1, 2001
Class Y
Average Annual Return:
1 Year	14.57%
5 Years	(23.48%)
10 Years
Inception Date	Sep 1, 2006
(reflects no deduction for fees, expenses or taxes)
Average Annual Return:
5 Years	8.65%	[1]
10 Years	8.06%	[2]
(reflects no deductions for fees, expenses or taxes)
Average Annual Return:
5 Years	0.94%	[1]
10 Years	0.35%	[2]
Merrill Lynch High Yield Master Index
Average Annual Return:
1 Year	15.24%
5 Years	8.68%
10 Years	8.71%
Barclays Capital U.S. Credit Bond Index
Average Annual Return:
1 Year	3.02%
5 Years	0.40%
10 Years	0.59%

[1]	As of 08/31/06.
[2]	As of 02/28/01.

Market Index Performance (S000006966 Member)	0 Months Ended
	Feb. 14, 2011
(reflects no deduction for fees, expenses or taxes)
Average Annual Return:
5 Years	8.65%	[1]
10 Years	8.06%	[2]
(reflects no deductions for fees, expenses or taxes)
Average Annual Return:
5 Years	0.94%	[1]
10 Years	0.35%	[2]
Merrill Lynch High Yield Master Index
Average Annual Return:
1 Year	15.24%
5 Years	8.68%
10 Years	8.71%
Barclays Capital U.S. Credit Bond Index
Average Annual Return:
1 Year	3.02%
5 Years	0.40%
10 Years	0.59%

[1]	As of 08/31/06.
[2]	As of 02/28/01.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	Oppenheimer Champion Income Fund/NY
Central Index Key	dei_EntityCentralIndexKey	0000820120
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 15, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 28, 2011
Prospectus Date	rr_ProspectusDate	Jan 28, 2011
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Caption	rr_AverageAnnualReturnCaption
Oppenheimer Champion Income Fund
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
Investment Objective. The Fund's primary objective is to seek a high level of current income by investing mainly in a diversified portfolio of high-yield, lower-grade, fixed-income securities that the Fund's investment manager, OppenheimerFunds, Inc., believes does not involve undue risk. The Fund's secondary objective is to seek capital growth when that is consistent with its primary objective.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least  $50,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 13 of the prospectus and in the sections "How to Buy Shares" beginning on page 52 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 144% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	144.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Principal Investment Strategies. The Fund invests in a variety of high-yield debt securities and related instruments. Those investments primarily include lower-grade corporate bonds. To a lesser extent, the Fund's investments include foreign corporate and government bonds, as well as swaps, including single name and index-linked credit default swaps.
Under normal market conditions, the Fund invests at least 60% of its total assets in high-yield, lower-grade, fixed-income securities, also referred to as "junk" bonds. The remainder of the Fund's assets may be invested in other debt securities, common stocks (and other equity securities), cash or cash equivalents, when the Manager believes these investments are consistent with the Fund's objectives. The Fund has no requirements as to the range of maturities of the debt securities it can buy or as to the market capitalization of the issuers of those securities.
The Fund's debt securities may be rated by nationally recognized statistical rating organizations such as Moody's Investors Service or Standard & Poor's or may be unrated. Lower-grade debt securities are those rated below "BBB" by Standard & Poor's or below "Baa" by Moody's Investors Service, or that have comparable ratings from other nationally-recognized rating organizations. Additionally, the portfolio managers may internally assign ratings to certain of the Fund's unrated securities, after assessing their credit quality, in categories equivalent to those of nationally recognized statistical rating organizations.
The Fund may invest in securities of U.S. or foreign issuers. When it does so, the Fund will tend to focus on securities of foreign issuers in developing markets. The Fund also uses certain types of derivative investments to try to enhance income or to try to manage ("hedge") investment risks, including: options, futures contracts, swaps, "structured" notes, and certain mortgage-related securities.
In selecting securities, the portfolio manager seeks to build a broadly diversified portfolio to try to moderate the special risks of investing in high-yield debt instruments. The portfolio manager currently uses a "bottom up" approach, focusing on the performance of individual securities while considering industry trends. He evaluates an issuer's liquidity, financial strength and earnings power. The Fund's portfolio manager also analyzes the overall investment opportunities and risks in different market sectors, industries and countries. The portfolio manager currently focuses on the following factors, which may vary in particular cases and may change over time:
  Issuers with earnings growth rates that are faster than the growth rate of the overall economy,
  Issuers with improvements in relative cash flows and liquidity to help them meet their obligations,
  Corporate sectors that in the portfolio manager's view are undervalued in the marketplace,
  Changes in the business cycle that might affect corporate profits, and
  Securities or sectors that will help the overall diversification of the portfolio.
The Fund may sell securities that the portfolio manager believes no longer meet the above criteria.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or from poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Main Risks of Debt Securities. Debt securities may be subject to credit risk, interest rate risk, prepayment risk and extension risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. When interest rates fall, debt securities may be repaid more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund's holdings may fall sharply. This is referred to as "extension risk." Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates.
Special Risks of Lower-Grade Securities. Lower-grade securities, whether rated or unrated, may be subject to wider market fluctuation, greater credit risk and greater risk of loss of income and principal than investment-grade securities. The market for lower-grade securities may be less liquid and therefore they may be harder to sell at an acceptable price, especially during times of market volatility or decline.
Because the Fund can invest without limit in lower-grade securities, the Fund's credit risks are greater than those of funds that buy only investment-grade securities.
Fixed-Income Market Risks . Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns can cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets. A lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.
Time-Zone Arbitrage. The Fund may invest in securities of foreign issuers that are traded in U.S. or foreign markets. If the Fund invests a significant amount of its assets in foreign markets, it may be exposed to "time-zone arbitrage" attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. The Fund's use of "fair value pricing" to adjust certain market prices of foreign securities may help deter those activities.
Special Risks of Developing and Emerging Markets. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of developing and emerging market countries may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and less developed legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.
Main Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The Fund may also lose money on a derivative investment if the issuer fails to pay the amount due. Certain derivative investments may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and can increase portfolio turnover. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful.
Who Is the Fund Designed For? The Fund is designed primarily for investors seeking high current income from a fund that invests mainly in lower-grade U.S. and foreign debt securities. Those investors should be willing to assume the greater risks of short-term share price fluctuations and the special credit risks that are typical for a fund that invests mainly in lower-grade fixed-income securities. The Fund is not designed for investors needing an assured level of current income. The Fund is intended to be a long-term investment, not a short-term trading vehicle. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website:
https://www.oppenheimerfunds.com/fund/investors/overview/ChampionIncomeFund

Annual Return 2001	rr_AnnualReturn2001	1.64%
Annual Return 2002	rr_AnnualReturn2002	(3.61%)
Annual Return 2003	rr_AnnualReturn2003	25.92%
Annual Return 2004	rr_AnnualReturn2004	9.21%
Annual Return 2005	rr_AnnualReturn2005	2.66%
Annual Return 2006	rr_AnnualReturn2006	9.19%
Annual Return 2007	rr_AnnualReturn2007	(0.10%)
Annual Return 2008	rr_AnnualReturn2008	(78.53%)
Annual Return 2009	rr_AnnualReturn2009	20.29%
Annual Return 2010	rr_AnnualReturn2010	13.80%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 16.82% (2nd Qtr 09) and the lowest return was -71.33% (4th Qtr 08). For the period January 1, 2010 to December 31, 2010, the cumulative return before taxes for Class A shares was 13.80%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Oppenheimer Champion Income Fund | (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
5 Years	rr_AverageAnnualReturnYear05	8.65%	[1]
10 Years	rr_AverageAnnualReturnYear10	8.06%	[2]
Oppenheimer Champion Income Fund | (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
5 Years	rr_AverageAnnualReturnYear05	0.94%	[1]
10 Years	rr_AverageAnnualReturnYear10	0.35%	[2]
Oppenheimer Champion Income Fund | Merrill Lynch High Yield Master Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.24%
5 Years	rr_AverageAnnualReturnYear05	8.68%
10 Years	rr_AverageAnnualReturnYear10	8.71%
Oppenheimer Champion Income Fund | Barclays Capital U.S. Credit Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.02%
5 Years	rr_AverageAnnualReturnYear05	0.40%
10 Years	rr_AverageAnnualReturnYear10	0.59%
Oppenheimer Champion Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.66%
Disribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other Expenses	rr_OtherExpensesOverAssets	0.82%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	623
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	979
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,358
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,419
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	623
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	979
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,358
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,419
1 Year	rr_AverageAnnualReturnYear01	8.40%
5 Years	rr_AverageAnnualReturnYear05	(21.12%)
10 Years	rr_AverageAnnualReturnYear10	(8.26%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 1987
Oppenheimer Champion Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.66%
Disribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.79%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.46%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.10%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	742
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,276
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,932
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,944
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	242
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	976
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,732
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,944
1 Year	rr_AverageAnnualReturnYear01	7.90%
5 Years	rr_AverageAnnualReturnYear05	(21.19%)
10 Years	rr_AverageAnnualReturnYear10	(8.22%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 1995
Oppenheimer Champion Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.66%
Disribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.81%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.48%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	333
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	762
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,317
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,834
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	233
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	762
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,317
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,834
1 Year	rr_AverageAnnualReturnYear01	12.01%
5 Years	rr_AverageAnnualReturnYear05	(21.02%)
10 Years	rr_AverageAnnualReturnYear10	(8.54%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 1993
Oppenheimer Champion Income Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.66%
Disribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	280
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	672
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,190
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,613
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	180
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	672
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,190
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,613
1 Year	rr_AverageAnnualReturnYear01	12.55%
5 Years	rr_AverageAnnualReturnYear05	(20.63%)
10 Years	rr_AverageAnnualReturnYear10	(8.95%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Oppenheimer Champion Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.66%
Disribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	294
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	511
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,135
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	93
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	294
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	511
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,135
1 Year	rr_AverageAnnualReturnYear01	14.57%
5 Years	rr_AverageAnnualReturnYear05	(23.48%)
10 Years	rr_AverageAnnualReturnYear10
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2006

[1]	As of 08/31/06.
[2]	As of 02/28/01.
[3]	The Fund's transfer agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per class. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund. These expense limitations may be amended or withdrawn after one year from the date of this prospectus.